Schedule of Other Assets, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	$ 14,232	$ 17,959
Less: allowance for expected credit losses	(137)	(613)	$ (309)
Other assets, net	14,095	17,346
Less: non-current portion	(13,716)
Amounts classified as current assets	$ 379	$ 17,346